Fair Value Measurements - Schedule of Derivative Liabilities (Details)		Mar. 29, 2026	Dec. 28, 2025
Coupon rate [Member] | July 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	12	12
Coupon rate [Member] | July 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		12	12
Coupon rate [Member] | November 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		12	12
Coupon rate [Member] | January 2026 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		12
Coupon rate [Member] | September 2025 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	7	7
Coupon rate [Member] | September 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]		7
Conversion rate [Member] | July 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	595.24	595.24
Conversion rate [Member] | July 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		558.66	558.66
Conversion rate [Member] | November 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		626.96	626.96
Conversion rate [Member] | January 2026 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		540.54
Conversion rate [Member] | September 2025 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	467.84	467.84
Conversion rate [Member] | September 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]		467.84
Conversion price [Member] | July 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	1.68	1.68
Conversion price [Member] | July 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		1.79	1.79
Conversion price [Member] | November 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		1.6	1.6
Conversion price [Member] | January 2026 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		1.85
Conversion price [Member] | September 2025 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	2.14	2.14
Conversion price [Member] | September 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]		2.14
Common stock price [Member] | July 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	1.25	1.62
Common stock price [Member] | July 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		1.25	1.62
Common stock price [Member] | November 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		1.25	1.62
Common stock price [Member] | January 2026 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		1.25
Common stock price [Member] | September 2025 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	1.25	1.62
Common stock price [Member] | September 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]		1.62
Risk-free rate [Member] | July 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	4	3.6
Risk-free rate [Member] | July 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		4	3.6
Risk-free rate [Member] | November 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		3.96	3.6
Risk-free rate [Member] | January 2026 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		4
Risk-free rate [Member] | September 2025 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	3.96	3.58
Risk-free rate [Member] | September 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]		3.58
Volatility [Member] | July 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	88.1	82.2
Volatility [Member] | July 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		88.8	83.2
Volatility [Member] | November 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		87.5	81.3
Volatility [Member] | January 2026 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		89.2
Volatility [Member] | September 2025 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	90.7	85.6
Volatility [Member] | September 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]		85.6
Dividend yield []Member] | July 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	0	0
Dividend yield []Member] | July 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		0	0
Dividend yield []Member] | November 2025 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		0	0
Dividend yield []Member] | January 2026 Note [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs		0
Dividend yield []Member] | September 2025 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]	0	0
Dividend yield []Member] | September 2024 Notes [Member]
Schedule of Derivative Liabilities [Line items]
Derivative liability, measurement inputs	[1]		0

[1]	The conversion option is derived based upon the above assumptions plus a make-whole provision which is based upon changes in the Company’s stock price and the conversion date.